DERIVATIVE LIABILITIES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Potential dilution shares	12,000,000
Derivative Liability	$ 817,791		$ 6,847,877
Initial Derivative Liability		$ 2,572,723	2,794,910
Derivative, Gain (Loss) on Derivatives, Net		$ 33,980,805	3,512,648
Additional fair value of derivatives liability	$ 12,225,353
Debt Conversion, Converted Instruments, Shares Issued	2,251,446	14,000,000,000
Exercise of warrants | shares	8,900
Revalued of derivatives liabilty	$ 248,097
Convertible debt		$ 1,864,233	$ 1,215,985
Derivative liabilities exceeded the face values	$ 683,151
Debt Conversion, Converted Instrument, Shares Issued | shares	37,000,000
Maximum [Member]
Risk free interest	0.46%
Shares Price	$ 3.0900	$ 0.0365	$ 2.78
Maximum [Member] | Employee Stock Option [Member]
Fair Value Assumptions, Expected Term		5 years 2 months 27 days
Maximum [Member] | Measurement Input Exercise Price [Member]
Derivative Liability, Measurement Input Ratio		$ 0.0012	3.09
Minimum [Member]
Expected volatility rate	93.05%
Risk free interest	0.70%
Shares Price	$ 0.0189	$ 0.0034	$ 0.06
Minimum [Member] | Employee Stock Option [Member]
Fair Value Assumptions, Expected Term		5 years 18 days	5 months 30 days
Minimum [Member] | Measurement Input Exercise Price [Member]
Derivative Liability, Measurement Input Ratio		$ 0.008	$ 0.05
Minimum [Member] | Measurement Input Expected Term [Member]
Derivative Liability, Measurement Input Ratio		1.0	1.0
Minimum [Member] | Measurement Input Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input Ratio		$ 0.16	$ 1.56
Initial Valuation [Member]
Expected volatility rate	98.14
Expected dividend yield	0
Expected term	1.0
Risk free interest	0.10
Initial Valuation [Member] | Maximum [Member]
Expected volatility rate	98.81
Risk free interest	0.70
Stock price	0.0310
Stock price on the date of grant shares	$ 0.0806
Exercise price	0.0138
Initial Valuation [Member] | Minimum [Member]
Stock price	0.0138
Stock price on the date of grant shares	$ 0.0310
Exercise price	0.0106
Revaluation [Member]
Derivative Liability	$ 2,275,578	$ 38,741,832	$ 6,847,877
Derivative, Gain (Loss) on Derivatives, Net	$ 26,224,593	$ 33,980,805	$ 3,512,648
Expected volatility rate	75.03
Expected dividend yield	0
Expected term	0.5 to 2.7 years
Risk free interest	0.46
Stock price	0.0350
Revaluation [Member] | Maximum [Member] | Measurement Input Exercise Price [Member]
Derivative Liability, Measurement Input Ratio		$ 0.0134	$ 0.59
Revaluation [Member] | Minimum [Member] | Measurement Input Exercise Price [Member]
Derivative Liability, Measurement Input Ratio		0.0008	0.02
Revaluation [Member] | Minimum [Member] | Measurement Input Expected Term [Member]
Derivative Liability, Measurement Input Ratio		$ 0.0278	$ 0.05